Intangible assets (Details Narrative)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Explicit projection period	5 years
Goodwill [member]
IfrsStatementLineItems [Line Items]
Description of significant estimate	An increase of 25 basis points in management’s estimated discount rate applied to the cash flow projections of each CGU as of December 31, 2024, or a decrease of 25 basis points on estimated EBITDA would not have resulted in significant impacts on the impairment testing.
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Discount rate applied to cash flow projections	11.66%	12.48%
Bottom of range [member] | Brand names [member]
IfrsStatementLineItems [Line Items]
Growth rates	3.50%	3.50%
Top of range [member]
IfrsStatementLineItems [Line Items]
Discount rate applied to cash flow projections	13.97%	15.48%
Top of range [member] | Brand names [member]
IfrsStatementLineItems [Line Items]
Growth rates	7.53%	7.80%